Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Grant Processes

As discussed on page 52, the MP&D Committee follows a timeline for executive compensation decisions and approves and grants annual equity awards at approximately the same time every year so that compensation is appropriately aligned with the financial performance of the Company. Each year the MP&D Committee approves the dollar value of annual long-term incentive awards at its January/February meeting for grants on or about April 1. As discussed above, the 2025 equity mix for Mr. Joyner was 75% PSUs and 25% RSUs and our other NEOs had a mix of 60% PSUs, 20% RSUs and 20% stock options. Outside of the annual grant cycle, we may make equity awards in connection with a new hire package or retention grant, although no new hire or retention grants were made to NEOs in 2025. These new hire or retention grants are made on February 28, May 31, August 31 and November 30.

All awards are granted under the 2017 ICP, a stockholder-approved plan, and stock options and SARs are granted at an exercise price at or above the closing market price of CVS Health common stock on the date of grant. Equity awards, including options and SARs, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.

In addition, we generally do not grant stock options or SARs (i) during trading blackout periods established under our Insider Trading Policy (the sole exception being the annual grants that are approved in January/February and made on or about April 1 of each year based on such previously-approved amounts), or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs, PSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. During fiscal year 2025, (i) none of our NEOs were awarded stock options or SARs with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Equity awards, including options and SARs, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.

In addition, we generally do not grant stock options or SARs (i) during trading blackout periods established under our Insider Trading Policy (the sole exception being the annual grants that are approved in January/February and made on or about April 1 of each year based on such previously-approved amounts), or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to RSUs, PSUs or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. During fiscal year 2025, (i) none of our NEOs were awarded stock options or SARs with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, and (ii) we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards, including options and SARs, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or equity grant dates.In addition, we generally do not grant stock options or SARs (i) during trading blackout periods established
MNPI Disclosure Timed for Compensation Value	false